Financial risk management and financial instruments - Statement of Financial Position and Income Statement Impact (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Derivatives and financial guarantees
Financial risk management and financial instruments
Financial assets	R 2,323	R 645
Financial liabilities	(5,173)	(9,891)
Derivatives
Financial risk management and financial instruments
Financial assets	2,323	645
Financial liabilities	(5,073)	(9,761)
Net gain/(loss) on derivative instruments	2,282	(6,997)	R (2,465)
Interest rate swap
Financial risk management and financial instruments
Financial liabilities	(2,103)	(4,143)
Net gain/(loss) on derivative instruments	(37)	(101)	(1,475)
Crude oil put options
Financial risk management and financial instruments
Financial assets	46	113
Financial liabilities	(46)
Net gain/(loss) on derivative instruments	(1,545)	(153)	(498)
Crude oil zero cost collar
Financial risk management and financial instruments
Financial liabilities	(1,126)	(174)
Net gain/(loss) on derivative instruments	(1,871)	(157)
Crude oil swap options
Financial risk management and financial instruments
Financial liabilities	(1,175)
Net gain/(loss) on derivative instruments	(1,267)	(160)
Crude oil futures
Financial risk management and financial instruments
Financial liabilities	(20)	(66)
Net gain/(loss) on derivative instruments	(774)	538	265
Ethane swap options
Financial risk management and financial instruments
Financial assets	156	104
Financial liabilities		(230)
Net gain/(loss) on derivative instruments	680	(732)	(462)
Coal swap options
Financial risk management and financial instruments
Net gain/(loss) on derivative instruments			91
Other commodity derivatives
Financial risk management and financial instruments
Financial assets	9	11
Financial liabilities	(49)	(103)
Foreign exchange contracts
Financial risk management and financial instruments
Financial assets	75	417
Financial liabilities	(40)	(1)
Net gain/(loss) on derivative instruments	1,011	(372)	(794)
Foreign exchange zero cost collars
Financial risk management and financial instruments
Financial assets	1,150
Financial liabilities		(2,861)
Net gain/(loss) on derivative instruments	4,027	(4,298)	323
Other foreign exchange derivatives
Financial risk management and financial instruments
Financial assets	887
Financial liabilities	(514)	(2,183)
Net gain/(loss) on derivative instruments	2,058	(1,562)	R 85
Financial guarantees
Financial risk management and financial instruments
Financial liabilities	R (100)	R (130)